Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Derivative Liabilities Noncurrent	$ 3,485,437	$ 6,671,524	$ 35,864,881
Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	3,485,437	6,671,524	35,864,881
Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		28,066	362,452
Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	2,115,080	3,520,319	16,703,983
Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	13,904	67,246	362,633
Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	1,351,201	3,036,986	18,337,733
Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	5,252	18,907	98,080
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Quoted Market Prices in Active Markets (Level 1) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	0	0	0
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring
Liabilities
Derivative Liabilities Noncurrent	3,485,437	6,671,524	35,864,881
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2010 Class B
Liabilities
Derivative Liabilities Noncurrent		28,066	362,452
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2012 Series A
Liabilities
Derivative Liabilities Noncurrent	2,115,080	3,520,319	16,703,983
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2012 placement agent
Liabilities
Derivative Liabilities Noncurrent	13,904	67,246	362,633
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2013 Series D
Liabilities
Derivative Liabilities Noncurrent	1,351,201	3,036,986	18,337,733
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring | Warrant liability - 2013 placement agent
Liabilities
Derivative Liabilities Noncurrent	$ 5,252	$ 18,907	$ 98,080